Income tax (expense)/credit - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023
Current tax
Total current tax expense	£ (651)	£ (408)	£ (836)	£ (503)
Deferred tax
Origination and reversal of temporary differences	(6,194)	(2,541)	1,038	5,408
Total deferred tax credit	(6,194)	(2,541)	1,038	5,408		£ 4,801
Total tax expense
Total income (expense)/credit	(6,845)	(2,949)	202	4,905
Weighted average annual tax rate						20.99%
Forecast
Total tax expense
Weighted average annual tax rate					15.72%
UK and US
Current tax
Current tax on loss/profit for the period	(89)	(67)	£ (160)	(136)
UK
Total tax expense
Applicable tax rate			25.00%		25.00%
Other than UK and US
Current tax
Current tax on loss/profit for the period	£ (562)	£ (341)	£ (676)	£ (367)